Annual Operating Expenses {- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-12 - Asset Manager Portfolio	Apr. 30, 2022
VIP Asset Manager Portfolio-Initial VIP
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.59%
VIP Asset Manager Portfolio-Service VIP
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.69%
VIP Asset Manager Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.84%